Retirement-Related Benefits - Contributions and Direct Benefit Payments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Total	$ 2,161	$ 2,177
Contributions by employer - Noncash	288	180
Non-U.S. DB plans
Defined Benefit Plan Disclosure [Line Items]
Total	182	243
Multi-employer plans
Defined Benefit Plan Disclosure [Line Items]
Total	29	32
DC plans
Defined Benefit Plan Disclosure [Line Items]
Total	1,058	1,040
Direct Benefit Payments
Defined Benefit Plan Disclosure [Line Items]
Total	567	559
Nonpension Postretirement Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Total	325	304
Nonpension Postretirement Benefit Plans | Non-U.S. DB plans
Defined Benefit Plan Disclosure [Line Items]
Contributions by employer - Noncash	$ 452	$ 455